Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of deferred tax assets
The Company’s net deferred tax assets are as follows:

	December 31,
	2019	2018
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organizational Costs	286,152	8,937

Total deferred tax assets	286,152	8,937
Valuation Allowance	(286,152)	(8,937)

Deferred tax asset, net of allowance	$—	$—

Summary of components of income tax provision
The income tax provision consists of the following:

	For the years ended December 31,
	2019	2018
Current
Federal	$1,467,919	$44,450
State	—	—
Deferred
Federal	—	—
State	—	—

Income tax provision expense	$1,467,919	$44,450

Summary of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the years ended December 31,
	2019	2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	4.9%	5.3%

Income tax provision expense	25.9%	26.3%